EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of service	R$ 1,509	R$ 1,152	R$ 1,629
Interest cost	298,872	347,297	324,955
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	3,329,075	3,117,307	3,151,609
Consolidation of CSN Cimentos Brazil			78,066
Cost of service	1,509	1,152	1,629
Interest cost	298,872	347,297	324,955
Participant contributions made in the year	1,348	1,404	1,382
Benefits paid	(334,094)	(324,750)	(312,301)
Actuarial loss/(gain)	(392,687)	186,665	(128,033)
Present value of obligations at the end of the year	R$ 2,904,023	R$ 3,329,075	R$ 3,117,307